WISDOMTREE TRUST

Supplement dated December 20, 2016

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund, WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund, WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund, WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund, and WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (the “Funds”)

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the above-listed Funds.

The following Fund name changes for each Fund listed below are effective as of December 30, 2016. These are name changes only, there will be no changes to any Fund’s investment objective or strategy.

Prior to December 30, 2016

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund

Effective on December 30, 2016

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund

WisdomTree Interest Rate Hedged High Yield Bond Fund

WisdomTree Negative Duration High Yield Bond Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-002-1216